INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
INCOME TAXES [Abstract]
Income before income taxes	$ 1,280,323	$ 1,181,671	$ 2,801,353
Dividends received deduction	(8,205)	(12,590)	(7,992)
Other-net	10,124	10,567	8,023
Adjusted pre-tax income	1,282,242	1,179,648	2,801,384
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	433,100	366,444	869,586
State and City income taxes, net of federal income tax benefit	229,900	133,556	192,414
State and City deferred income taxes	(122,000)	18,000	469,000
Income tax provision	$ 541,000	$ 518,000	$ 1,531,000